Taxes, fees and contributions payable	12 Months Ended
Dec. 31, 2024
Taxes Fees And Contributions Payable
Taxes, fees and contributions payable

22.	Taxes, fees and contributions payable

	2024	2023

Taxes, fees and contributions payable	3,926,854	3,058,718

Value-added tax on sales and services - ICMS	279,776	249,485
ANATEL’s taxes and fees(i)	3,389,167	2,563,784
Imposto sobre Serviço [Service tax] - ISS	72,274	67,765
PIS / COFINS	51,294	49,312
Other (ii)	134,343	128,372

Current portion	(3,888,568)	(3,048,115)
Non-current portion	38,286	10,603

(i)	In 2020, to minimize the impacts of the pandemic, Provisional Act 952, dated April 15, 2020, was enacted, authorizing the postponement of payment of taxes to August 31, 2020, such as TFF, Condecine and CFRP. In the 2020 amounts, the Company made a partial payment to CFRP and Condecine, but due to a preliminary injunction in court, there was no need to pay the Fistel (TFF), which remains outstanding until the final and unappealable decision.

In 2021 to 2024, there was partial payment relating to CRFP and Condecine annually, with TFF payments suspended based on an injunction issued by the Regional Court of the 1st Region.

As of December  31, 2024, the total value of the obligation relating to TFF is R$ 3,377 million, of which R$ 2,650 million in principal and R$ 727 million in interest on arrears (as of December 31, 2023, the total was R$ 2,554 million, of which R$ 2,087 million in principal and R$ 467 million in interest on arrears).

(ii)	The breakdown of this account refers mainly to the withholding income tax (IRRF) on interest on shareholders’ equity (JSCP) approved in December 2024, in the amount of R$ 96,088 (R$ 96,271 in December 2023).